Investment Portfolio - July 31, 2021

(unaudited)

DISCIPLINED VALUE SERIES	SHARES	VALUE

COMMON STOCKS - 98.8%

Communication Services - 6.0%
Diversified Telecommunication Services - 2.6%
Verizon Communications, Inc.	229,274	$12,788,904
Media - 3.4%
Comcast Corp. - Class A	248,455	14,616,608
Omnicom Group, Inc.	28,999	2,111,707
		16,728,315
Total Communication Services		29,517,219
Consumer Discretionary - 6.3%
Distributors - 0.5%
Genuine Parts Co.	20,729	2,630,925
Household Durables - 1.1%
Garmin Ltd.	22,393	3,520,180
Whirlpool Corp.	8,439	1,869,576
		5,389,756
Specialty Retail - 4.7%
Best Buy Co., Inc.	31,157	3,500,489
The Home Depot, Inc.	54,019	17,728,495
Williams-Sonoma, Inc.	11,680	1,771,856
		23,000,840
Total Consumer Discretionary	.	31,021,521
Consumer Staples - 17.1%
Food & Staples Retailing - 4.3%
The Kroger Co.	84,059	3,421,201
Walmart, Inc.	124,244	17,710,982
		21,132,183
Food Products - 6.7%
Archer-Daniels-Midland Co.	57,473	3,432,288
Bunge Ltd.	22,208	1,724,007
Campbell Soup Co.	41,128	1,798,116
Conagra Brands, Inc.	63,257	2,118,477
General Mills, Inc.	62,490	3,678,161
The Hershey Co.	22,345	3,997,074
The J.M. Smucker Co.	15,242	1,998,379
The Kraft Heinz Co.	111,867	4,303,523
Mondelez International, Inc. - Class A	111,953	7,082,147
Tyson Foods, Inc. - Class A	42,033	3,003,678
		33,135,850
Household Products - 6.1%
The Clorox Co.	14,690	2,657,274
Colgate-Palmolive Co.	75,182	5,976,969
Kimberly-Clark Corp.	32,710	4,439,401
The Procter & Gamble Co.	120,554	17,146,396
		30,220,040
Total Consumer Staples		84,488,073
Financials - 13.3%
Banks - 8.5%
Citigroup, Inc.	140,866	9,525,359
Comerica, Inc.	21,960	1,507,773

	SHARES	VALUE

COMMON STOCKS (continued)

Financials (continued)
Banks (continued)
Fifth Third Bancorp	83,292	$3,022,667
Huntington Bancshares, Inc.	138,248	1,946,532
JPMorgan Chase & Co.	111,129	16,867,160
Regions Financial Corp.	123,123	2,370,118
U.S. Bancorp	120,777	6,707,954
		41,947,563
Insurance - 4.8%
The Allstate Corp.	32,036	4,166,282
Chubb Ltd.	38,926	6,568,373
Cincinnati Financial Corp.	21,884	2,579,686
Everest Re Group Ltd.	6,585	1,664,885
Fidelity National Financial, Inc.	42,429	1,892,758
The Hartford Financial Services Group, Inc.	44,624	2,838,979
The Travelers Companies, Inc.	26,160	3,895,747
		23,606,710
Total Financials		65,554,273
Health Care - 9.8%
Biotechnology - 1.4%
Gilead Sciences, Inc.	99,810	6,816,025
Health Care Providers & Services - 0.5%
Quest Diagnostics, Inc.	18,293	2,593,948
Pharmaceuticals - 7.9%
Bristol-Myers Squibb Co.	144,156	9,783,867
Johnson & Johnson	100,144	17,244,797
Merck & Co., Inc.	149,831	11,517,509
Organon & Co.	14,983	434,657
		38,980,830
Total Health Care		48,390,803
Industrials - 22.5%
Aerospace & Defense - 4.7%
General Dynamics Corp.	27,329	5,357,304
L3Harris Technologies, Inc.	20,569	4,663,815
Lockheed Martin Corp.	20,726	7,703,232
Northrop Grumman Corp.	15,002	5,446,026
		23,170,377
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	20,329	1,812,737
Building Products - 1.6%
A. O. Smith Corp.	26,407	1,857,204
Johnson Controls International plc.	84,751	6,052,917
		7,910,121
Commercial Services & Supplies - 2.0%
Republic Services, Inc.	35,059	4,149,583
Waste Management, Inc.	39,053	5,789,998
		9,939,581
Electrical Equipment - 2.8%
Eaton Corp. plc	39,039	6,170,114

Investment Portfolio - July 31, 2021

(unaudited)

DISCIPLINED VALUE SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Industrials (continued)
Electrical Equipment (continued)
Emerson Electric Co.	60,187	$6,072,267
Hubbell, Inc.	9,009	1,805,944
		14,048,325
Industrial Conglomerates - 3.9%
3M Co.	42,897	8,491,032
Honeywell International, Inc.	45,337	10,599,337
		19,090,369
Machinery - 4.1%
Caterpillar, Inc.	41,861	8,654,762
Cummins, Inc.	17,142	3,978,658
Illinois Tool Works, Inc.	26,470	5,999,955
Snap-on, Inc.	8,119	1,769,779
		20,403,154
Professional Services - 0.4%
Booz Allen Hamilton Holding Corp.	21,600	1,853,496
Road & Rail - 2.0%
Union Pacific Corp.	45,650	9,986,394
Trading Companies & Distributors - 0.6%
W. W. Grainger, Inc.	6,343	2,819,971
Total Industrials		111,034,525
Information Technology - 16.4%
Communications Equipment - 3.5%
Cisco Systems, Inc.	243,351	13,474,345
Motorola Solutions, Inc.	18,039	4,039,293
		17,513,638
IT Services - 3.9%
Automatic Data Processing, Inc.	36,083	7,564,079
Broadridge Financial Solutions, Inc.	15,844	2,748,776
International Business Machines Corp.	63,048	8,887,246
		19,200,101
Semiconductors & Semiconductor Equipment - 5.6%
Analog Devices, Inc.	31,385	5,254,477
Intel Corp.	218,020	11,712,034
QUALCOMM, Inc.	73,563	11,019,737
		27,986,248
Software - 2.9%
Oracle Corp.	164,181	14,306,732
Technology Hardware, Storage & Peripherals - 0.5%
NetApp, Inc.	29,503	2,348,144
Total Information Technology		81,354,863
Materials - 7.4%
Chemicals - 4.5%
CF Industries Holdings, Inc.	35,958	1,699,015
Eastman Chemical Co.	18,763	2,114,965
FMC Corp.	18,962	2,027,986
International Flavors & Fragrances, Inc.	26,168	3,941,948
Linde plc (United Kingdom)	35,227	10,828,428

	SHARES	VALUE

COMMON STOCKS (continued)

Materials (continued)
Chemicals (continued)
RPM International, Inc.	19,563	$1,693,960
		22,306,302
Containers & Packaging - 0.4%
Packaging Corp. of America	14,138	2,000,527
Metals & Mining - 2.5%
Newmont Corp.	71,928	4,518,517
Nucor Corp.	36,728	3,820,447
Reliance Steel & Aluminum Co.	10,375	1,630,431
Steel Dynamics, Inc.	33,342	2,148,892
		12,118,287
Total Materials		36,425,116
TOTAL COMMON STOCKS
(Identified Cost $411,370,959)		487,786,393

SHORT-TERM INVESTMENT - 1.1%

Dreyfus Government Cash Management, Institutional Shares, 0.03%[1]
(Identified Cost $5,562,329)	5,562,329	5,562,329

TOTAL INVESTMENTS - 99.9%
(Identified Cost $416,933,288).		493,348,722
OTHER ASSETS, LESS LIABILITIES -0.1%		490,484
NET ASSETS - 100%		$493,839,206

Investment Portfolio - July 31, 2021

(unaudited)

*Non-income producing security.

1Rate shown is the current yield as of July 31, 2021.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2021 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Communication Services	$29,517,219	$29,517,219	$—	$—
Consumer Discretionary	31,021,521	31,021,521	—	—
Consumer Staples	84,488,073	84,488,073	—	—
Financials	65,554,273	65,554,273	—	—
Health Care	48,390,803	48,390,803	—	—
Industrials	111,034,525	111,034,525	—	—
Information Technology	81,354,863	81,354,863	—	—
Materials	36,425,116	36,425,116	—	—
Short-Term Investment	5,562,329	5,562,329	—	—
Total assets	$493,348,722	$493,348,722	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2020 or July 31, 2021.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

 3